UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2010
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Alden Global Capital, a division of
           Smith Management LLC
           --------------------------------------------------
Address:   885 Third Avenue, 34th Floor
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:  028-13783
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jim Plohg
           ------------------------------------------------------------
Title:     General Counsel & Chief Compliance Officer
           ------------------------------------------------------------
Phone:     212.888.7219
           ------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Jim Plohg                  New York, New York              May 17, 2010
------------------------   ------------------------        ------------------
       [Signature]              [City, State]                    [Date]



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        39
                                               -------------

Form 13F Information Table Value Total:        $  781,141
                                               -------------
                                                (thousands)


List of Other Included Managers:

NONE


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

            COLUMN 1           COLUMN 2          COLUMN3   COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8

                                                             VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE     SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
A H BELO CORP                 COM CL A          001282102      183       25,400  SH         SOLE               25,400

BELL MICROPRODUCTS INC        COM               078137106      695      100,000  SH         SOLE              100,000

BON-TON STORES INC            COM               09776J101    7,899      589,900  SH         SOLE              589,900

CBS CORP NEW                  CL B              124857202   69,700    5,000,000  SH         SOLE            5,000,000

CITIGROUP INC                 COM               172967101  222,750   55,000,000  SH         SOLE           55,000,000

CUMULUS MEDIA INC             CL A              231082108      538      158,287  SH         SOLE              158,287

DEX ONE CORP                  COM               25212W100   40,803    1,461,417  SH         SOLE            1,461,417

EMMIS COMMUNICATIONS CORP     CL A              291525103    1,603    1,406,500  SH         SOLE            1,406,500

EMMIS COMMUNICATIONS CORP     PFD CV SER A      291525202   18,150    1,162,737  SH         SOLE            1,162,737

ENTERCOM COMMUNICATIONS CORP  CL A              293639100   10,525      885,162  SH         SOLE              885,162

FLAGSTAR BANCORP INC          COM               337930101   40,920   68,200,000  SH         SOLE           68,200,000

FLOTEK INDS INC DEL           NOTE 5.250% 2/1   343389AA0    3,861    6,794,000  PRN        SOLE            6,794,000

FORD MTR CO DEL               COM PAR $0.01     345370860   41,129    3,272,000  SH         SOLE            3,272,000

GANNETT INC                   COM               364730101  142,336    8,616,000  SH         SOLE            8,616,000

HEADWATERS INC                NOTE 16.000% 6/0  42210PAG7    3,542    3,000,000  PRN        SOLE            3,000,000

JOURNAL COMMUNICATIONS INC    CL A              481130102      275       65,500  SH         SOLE               65,500

LEE ENTERPRISES INC           COM               523768109    2,211      652,200  SH         SOLE              652,200

MCCLATCHY CO                  CL A              579489105    6,383    1,300,000  SH         SOLE            1,300,000

MEDIA GEN INC                 CL A              584404107    1,440      173,700  SH         SOLE              173,700

MERCER INTL INC               NOTE 8.500% 1/1   588056AK7   20,772   12,281,806  PRN        SOLE           12,281,806

NEXSTAR BROADCASTING GROUP I  CL A              65336K103    3,673      744,943  SH         SOLE              744,943

POPULAR INC                   COM               733174106    2,910    1,000,000  SH         SOLE            1,000,000

POWERWAVE TECHNOLOGIES INC    COM               739363109      750      600,000  SH         SOLE              600,000

POWERWAVE TECHNOLOGIES INC    NOTE 3.875%10/0   739363AF6    9,226   12,750,000  PRN        SOLE           12,750,000

RADIO ONE INC                 CL D NON VTG      75040P405    4,510    1,478,734  SH         SOLE            1,478,734

ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF S     780097739    3,840      292,003  SH         SOLE              292,003

ROYAL BK SCOTLAND GROUP PLC   ADR PREF SHS R    780097747   11,767      936,895  SH         SOLE              936,895

ROYAL BK SCOTLAND GROUP PLC   ADR PREF SHS Q    780097754    1,155       86,500  SH         SOLE               86,500

ROYAL BK SCOTLAND GROUP PLC   ADR PFD SER P     780097762    1,082       85,688  SH         SOLE               85,688

ROYAL BK SCOTLAND GROUP PLC   ADR PREF SER N    780097770   13,696    1,084,441  SH         SOLE            1,084,441

ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF M     780097796    9,267      729,661  SH         SOLE              729,661

SALEM COMMUNICATIONS CORP DE  CL A              794093104    2,460      687,233  SH         SOLE              687,233

SINCLAIR BROADCAST GROUP INC  CL A              829226109    6,350    1,250,000  SH         SOLE            1,250,000

TRICO MARINE SERVICES INC     NOTE 3.000% 1/1   896106AQ4   14,420   38,525,000  PRN        SOLE           38,525,000

TRICO MARINE SERVICES INC     DBCV 8.125% 2/0   896106AW1    2,274    3,118,000  PRN        SOLE            3,118,000

TRICO MARINE SERVICES INC     COM NEW           896106200    1,563      673,700  SH         SOLE              673,700

VERSO PAPER CORP              COM               92531L108    2,534      833,500  SH         SOLE              833,500

WELLS FARGO & CO NEW          COM               949746101   33,890    1,089,000  SH         SOLE            1,089,000

YRC WORLDWIDE INC             COM               984249102   20,059   36,887,550  SH         SOLE           36,887,550


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